UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23724

Total Fund Solution
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Michael J. Weckwerth, President

Total Fund Solution

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2024

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

October 31, 2023

Semi-Annual Report

Cromwell Tran Sustainable Focus Fund

CROMWELL FUNDS
President’s Letter
As of October 31, 2023 (Unaudited)

Dear Shareholder,

It is a pleasure to report on the market environment and provide an analysis of the investment activities for the Cromwell Tran Sustainable Focus Fund for the six months ended October 31, 2023.

On the following pages, the Fund’s Portfolio Managers highlight key factors that influenced the portfolio’s performance during the six-month period. You will also find a Schedule of Investments and unaudited financial statements for the Fund. We hope you find the portfolio reports from Tran Capital Management to be informative. Please refer to our website for timely quarterly commentaries not only from Tran, but each of Cromwell’s subadvisors.

We are pleased to report that the number of Cromwell Funds continues to grow. In August 2023, the Greenspring Fund became the newest member of the Cromwell Funds and was renamed the Cromwell Greenspring Mid Cap Fund. The Fund seeks “All-Weather” companies to potentially provide downside risk mitigation and add value in tough times. In January 2024, the Cromwell Funds will add a sixth fund to the fund family with the launch of the Cromwell Sustainable Balanced Fund. Tran Capital Management, subadvisor to the Cromwell Tran Sustainable Focus Fund, will manage the Fund’s equity portion and Aristotle Pacific Capital, LLC will manage the fixed income portfolio. Aristotle Pacific Capital manages over $20 billion on behalf of institutional and retail investors. More information on the Cromwell family of funds can be found at thecromwellfunds.com.

As 2023 comes to a close, we wish you a healthy and prosperous 2024. It is a privilege to have you as one of Cromwell’s valued shareholders. We appreciate the confidence you have in Cromwell to serve as a component of your diversified investment portfolio.

Please feel free to contact me directly at 443.279.2008 if I can be of any assistance. Thanks again for your support of the Cromwell Funds.

Sincerely,

Brian C. Nelson
President
Cromwell Investment Advisors

CROMWELL FUNDS

Market and Economic Update

As of October 31, 2023 (Unaudited)

A Tale of Two Markets Driven by Sentiment

The six-month period ended October 31, 2023 was a tale of two markets. From May through July, the market, as measured by the S&P 500, rose 10.5% but from August through October the S&P 500 experienced consecutive monthly declines falling 8.25% for the three-month period.

In 2023, equity investors continue to be rewarded. However, not all areas of the market advanced in lockstep. On a year-to-date basis through October, returns have been primarily driven by a select number of mega-cap technology companies. While the S&P 500 rose almost 11% from January through October, if you remove the Magnificent Seven companies—Apple, Microsoft, Alphabet (the parent company of Google), Amazon.com, NVIDIA and Tesla—the Index was basically flat, returning only 0.03%.1

Fed Actions Impact Investor Sentiment

Many factors have weighed on investor sentiment over the six-month period: the potential federal government shutdown, strikes across the U.S., including the Writers Guild of America and the United Auto Workers union, and interest rates that will likely be higher for longer. Since March 2022 through July 2023, the Federal Reserve has raised rates 11 times, bringing the benchmark rate from around zero to close to 5.5%.2

At its recent November meeting, the Federal Reserve did not increase the fed funds rate, but left the door open for future rate hikes in case inflation accelerates. Inflation has cooled since its July 2022 high and the rapid increase in rates has started to show signs of slowing the economy.

1 The Wall Street Journal
2 Federal Reserve

CROMWELL FUNDS

Market and Economic Update

As of October 31, 2023 (Unaudited) — (Continued)

In October, the yield on the 10-year Treasury hit 5% for the first time in 16 years. Treasury yields influence consumers’ borrowing costs and elevated yields have driven the average 30-year fixed mortgage rate to 7.8% – a 20+ year high. These rates erode purchasing power of potential home buyers as many are reluctant to sell their homes and lose their current, often far lower, mortgage rate.

Economic Good News

 Even with higher rates, the economy remains resilient. In the third quarter, U.S. GDP, a measure of goods and services produced in the U.S., rose 4.9%, the largest gain since the fourth quarter of 2021.3

Consumer spending continues to be strong and unemployment rate remains at a low 3.8% as of September.4

While the Fed continues to be data driven and the possibility of additional increases persists, a much-feared recession appears less likely.

3 Bureau of Economic Analysis
4 U.S. Bureau of Labor Statistics

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Management Commentary

As of October 31, 2023 (Unaudited)

Dear Shareholder,

The Cromwell Tran Sustainable Fund (Investor Class) outperformed the S&P 500 Index during the 6-month period ending October 2023, returning 2.6% compared to the benchmark’s return of 1.4%. During the period, the market rallied over 10% through July on the strength of the Magnificent Seven of 2023, which include our holdings of Amazon (AMZN), Alphabet (GOOGL), Meta Platforms (META), and Microsoft (MSFT), before reversing course after the Federal Reserve’s decision to hike rates another 25 basis points at the end of July. This, coupled with stronger than expected readouts for the labor market and still-rising inflation, led to higher interest rate expectations and the notion of higher for longer. As the market declined, yields for 10-year treasuries increased from 4% at the end of July to 5% towards the end of October. The decline in yields since October end has so far led to a corresponding rally in the market.

While owning four of the Magnificent Seven stocks helped keep our performance in-line with the market, our overweight in Amazon made it our top contributor over the past 6 months. Maintaining positions in these large technology companies has been key for absolute performance this year. From April to October, the S&P 500 Equal Weight Index was down 5.5%, compared to up 1.4% for the S&P 500 and up 2.6% for our fund. 2023 has been unique with only a handful of the largest companies driving performance. We believe that over time, the market will broaden out and benefit our high active share portfolio.

Outside of Amazon, our top contributors in the quarter were Entegris (ENTG), Baker Hughes (BKR), Palo Alto Networks (PANW), and Martin Marietta Materials (MLM). Entegris grew alongside the semiconductor industry and heightened expectations for advanced chips due to the explosion of interest in Generative Artificial Intelligence (AI). Baker Hughes benefited from higher oil prices and improving results from its oilfield services business. Meanwhile, its gas technology & services business won several large LNG projects further positioning Baker Hughes as a key enabler of transitional energy. Palo Alto Networks continues to gain share through its next-generation cybersecurity solutions that protect enterprise workloads in any IT environment from on-premise to hybrid to cloud. Further, Palo Alto is deploying AI for threat maintenance, creating new solutions for security operations centers. Finally, Martin Marietta benefited from strong pricing, which lead to upward revisions in guidance. Martin’s ability to take price stems from its strong moat and local monopolies, which was central to our thesis.

Our bottom contributors during the 6-month period included Danaher (DHR), Catalent (CTLT), and Clarivate (CLVT), which were impacted by the slowdown in biotech funding and pharma commercialization activity, along with Aptiv (APTV) and PayPal (PYPL), which are exposed to consumer spending. We view that

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Management Commentary

As of October 31, 2023 (Unaudited) — (Continued)

these companies are facing temporary headwinds that are minor relative to their long-term stories. With strong positions within their industries, we believe their prospects are attractive and should generate attractive returns over the long term.

Sincerely,

Quoc K. Tran	Michael Im	Eric A. Winterhalter
Chairman & CIO	Co-Portfolio Manager &	President
Tran Capital	Director of Research	Tran Capital
Management L.P.	Tran Capital	Management L.P.
Management L.P.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

The Cromwell Tran Sustainable Focus Fund normally invests its assets in the common stocks of approximately 15 to 25 mid- and large-cap companies with a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock that does not meet this criteria if, in the sub-advisor’s opinion, the stock represents a particularly attractive investment opportunity. While most assets will be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s investment objectives. The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. The Fund is subject to greater risk and could fluctuate in value more than other mutual funds diversified across a greater number of securities and industries. The Sub-Adviser’s use of its ESG framework could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.

CROMWELL FUNDS
Disclosures
October 31, 2023 (Unaudited)

Mid-capitalization companies may be subject to greater price volatility, significantly lower trading volumes, and cyclical, static or moderate growth prospects than equity securities of larger companies. The investment strategies, practices and risk analysis used by the Sub-Adviser may not produce the desired results.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Equal Weight Index is the equal-weight version of the S&P 500 and includes the same constituents, but each company is allocated a fixed weight. The Dow Jones Industrial Average Index (DJIA) tracks the performance of 30 U.S. blue-chip stocks. The Bloomberg U.S. Aggregate Bond Index measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. The Nasdaq Composite Index is a market capitalization-weighted index of more than 3,700 stocks listed on the Nasdaq stock exchange. An investment cannot be made directly into an index. A basis point is one hundredth of one percent.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

Cromwell Funds distributed by Foreside Fund Services, LLC.

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Fund Performance

As of October 31, 2023 (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-625-7333. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of October 31, 2023
					Since
	1 year	3 years	5 years	10 years	Inception(6)
Investor Class(2)	1.70%	0.24%	6.89%	7.10%	6.78%
Investor Class (Max 5.00% Load)(3)	1.70%	-1.46%	5.81%	6.55%	6.44%
Institutional Class(4)	1.89%	0.52%	7.15%	7.36%	7.05%
S&P 500® Total Return Index(5)	10.14%	10.36%	11.01%	11.18%	8.83%

(1)	Effective on August 8, 2022, Tran Capital Focused Fund (the “Predecessor Fund”), reorganized into the Fund. Performance shown prior to August 8, 2022, is that of the Predecessor Fund. The Predecessor Fund had the same investment objectives, strategies and portfolio management team as the Fund as of the date of the reorganization.
(2)	Prior to August 8, 2022, the Investor Class was known as Class A. The Investor Class commenced operations on September 6, 2007.
(3)	Performance figures reflect the imposition of the Class A sales load prior to August 8, 2022. Going forward, Investor Class shares will have no sales load.
(4)	Prior to August 8, 2022, the Institutional Class was known as Class I. The Institutional Class commenced operations on September 6, 2007.
(5)	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. Indices are unmanaged, are not available for investment and do not incur expenses.
(6)	Since Inception returns for the benchmarks are as of the inception of the Fund (September 6, 2007).

The following is expense information for the Cromwell Tran Sustainable Focus Fund as disclosed in the most recent prospectus dated August 31, 2023: Investor Class – Net Expenses: 1.10%; Institutional Class – Net Expenses: 0.85%.

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Holdings Presentations

As of October 31, 2023 (Unaudited)

PORTFOLIO SECTOR BREAKDOWN(1)
(% OF NET ASSETS)
Information Technology	21.0%
Materials	13.5%
Communication Services	12.4%
Consumer Discretionary	12.0%
Health Care	12.0%
Industrials	11.8%
Financials	10.0%
Energy	4.4%

TOP TEN EQUITY HOLDINGS(1)
(% OF NET ASSETS)
Microsoft Corp	7.3%
Amazon.com, Inc	7.0%
Ball Corp	5.5%
Alphabet, Inc	5.4%
IQVIA Holdings, Inc	5.2%
Danaher Corp	5.1%
Ferguson PLC	5.0%
T-Mobile US, Inc	4.8%
AerCap Holdings NV	4.7%
Entegris, Inc	4.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

CROMWELL FUNDS
Expense Examples
October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 - October 31, 2023).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

CROMWELL FUNDS

Expense Examples

October 31, 2023 (Unaudited) — (Continued)

Cromwell Tran Sustainable Focus Fund
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(5/1/2023 to
	(5/1/2023)	(10/31/2023)	10/31/2023)
Investor Class
Actual(2)	$1,000.00	$1,026.30	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58
Institutional Class
Actual(2)	$1,000.00	$1,027.30	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended October 31, 2023 of 2.63% and 2.73% for the Investor Class and Institutional Class, respectively.

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Schedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.07%
Automobile Components - 2.92%
Aptiv PLC (a)	9,956	$ 868,163
Broadline Retail - 7.02%
Amazon.com, Inc. (a)	15,689	2,088,049
Capital Markets - 2.11%
The Charles Schwab Corp	12,054	627,290
Chemicals - 4.01%
The Sherwin-Williams Co	5,002	1,191,526
Construction Materials - 3.98%
Martin Marietta Materials, Inc	2,894	1,183,472
Containers & Packaging - 5.49%
Ball Corp	33,860	1,630,359
Energy Equipment & Services - 4.36%
Baker Hughes Co	37,694	1,297,427
Financial Services - 3.69%
PayPal Holdings, Inc. (a)	21,151	1,095,622
Hotels, Restaurants & Leisure - 2.09%
Planet Fitness, Inc. - Class A (a)	11,229	620,627
Insurance - 4.22%
The Progressive Corp	7,943	1,255,709
Interactive Media & Services - 7.64%
Alphabet, Inc. - Class A (a)	12,838	1,592,939
Meta Platforms, Inc. - Class A (a)	2,246	676,652
		2,269,591
IT Services - 1.99%
Accenture PLC - Class A	1,987	590,318
Life Sciences Tools & Services - 10.23%
Danaher Corp	7,834	1,504,285
IQVIA Holdings, Inc. (a)	8,502	1,537,417
		3,041,702
Pharmaceuticals - 1.73%
Catalent, Inc. (a)	14,986	515,369
Professional Services - 1.99%
Clarivate PLC (a)	92,875	592,542

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Schedule of Investments

October 31, 2023 (Unaudited) — (Continued)

	Shares	Value

Semiconductors & Semiconductor Equipment - 4.38%
Entegris, Inc	14,797	$ 1,302,728
Software - 14.67%
Intuit, Inc	1,195	591,465
Microsoft Corp	6,373	2,154,775
Palo Alto Networks, Inc. (a)	2,765	671,950
Salesforce, Inc. (a)	4,690	941,893
		4,360,083
Trading Companies & Distributors - 9.78%
AerCap Holdings NV (a)	22,673	1,408,447
Ferguson PLC	9,980	1,498,996
		2,907,443
Wireless Telecommunication Services - 4.77%
T-Mobile US, Inc	9,846	1,416,446
TOTAL COMMON STOCKS
(Cost $25,640,152)	28,854,466
Total Investments
(Cost $25,640,152) - 97.07%	28,854,466

	Principal
MONEY MARKET DEPOSIT ACCOUNTS - 3.06%	Amount
U.S. Bank Money Market Deposit Account, 5.200% (b)	$909,799	909,799
TOTAL MONEY MARKET DEPOSIT ACCOUNTS
(Cost $909,799)		909,799
Liabilities in Excess of Other Assets - (0.13)%		(37,758)
TOTAL NET ASSETS – 100.00%	$ 29,726,507

(a)	Non-income producing security.
(b)	The Money Market Deposit Account (“MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2023.

Abbreviations:

NV Naamloze Vennootschap is a public limited company in the Netherlands or other Dutch-influenced countries.

PLC Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Statement of Assets & Liabilities

As of October 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (cost $25,640,152)	$ 28,854,466
Cash & cash equivalents	909,799
Dividends & interest receivable	15,554
Receivable for capital shares sold	2,251
Prepaid expenses & other assets	24,301
Total Assets	$ 29,806,371
LIABILITIES
Payable for capital shares redeemed.	353
Payable to investment adviser.	5,319
Payable for fund administration & accounting fees	23,871
Payable for compliance fees	4,834
Payable for transfer agent fees & expenses	15,822
Payable for trustee fees	894
Payable for audit fees	6,795
Payable for postage & printing fees.	4,200
Accrued distribution fees	3,206
Accrued custody fees	1,513
Accrued legal expenses	370
Accrued miscellaneous expenses	12,687
Total Liabilities	79,864
NET ASSETS	$ 29,726,507
NET ASSETS CONSIST OF:
Paid-in capital	$ 27,991,234
Total distributable earnings/(accumulated deficit)	1,735,273
NET ASSETS	$ 29,726,507
Investor Class(2):
Net Assets	$ 14,784,218
Shares issued and outstanding(1)	2,910,022
Net asset value, offering price, and redemption price per share	$ 5.08
Institutional Class(3):
Net Assets	$ 14,942,289
Shares issued and outstanding(1)	2,648,735
Net asset value, offering price, and redemption price per share	$ 5.64

(1)	Unlimited number of shares authorized with no par value.
(2)	Prior to August 8, 2022, the Investor Class shares were known as Class A shares and were subject to a sales load of up to 5.00%.
(3)	Prior to August 8, 2022, the Institutional Class shares were known as Class I shares.

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Statement of Operations

For the Six Months ended October 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend income	$91,679
Interest income	18,053
Total Investment Income	109,732
EXPENSES:
Investment advisory fees (See Note 4)	141,786
Fund administration & accounting fees (See Note 4)	36,792
Transfer agent fees & expenses (See Note 4)	30,254
Federal & state registration fees	22,699
Distribution fees (See Note 5)
Investor Class	20,072
Trustee fees	8,362
Compliance fees (See Note 4)	7,721
Audit fees	6,794
Legal fees	5,114
Postage & printing fees	4,339
Custody fees (See Note 4)	1,508
Insurance expense	761
Interest expense (see Note 9)	601
Total Expenses Before Reimbursement/Recoupment	286,803
Reimbursement from adviser (See Note 4)	(124,345)
Total Net Expenses	162,458
NET INVESTMENT INCOME (LOSS)	(52,726)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,161,815
Net change in unrealized appreciation (depreciation) on:
Investments	36,469
Net realized and unrealized gain (loss) on investments	1,198,284
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,145,558

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	October 31, 2023	April 30,
	(Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(52,726)	$(127,792)
Net realized gain (loss) on investments	1,161,815	(2,492,845)
Net change in unrealized appreciation (depreciation) on investments	36,469	(4,222,827)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,145,558	(6,843,464)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class(1)	–	(1,983,656)
Institutional Class(2)	–	(2,075,393)
Total Distributions to Shareholders	–	(4,059,049)
CAPITAL SHARE TRANSACTIONS (See Note 6):
Investor Class(1):
Proceeds from shares sold	92,056	763,473
Proceeds from reinvestment of distributions	–	1,632,003
Payments for shares redeemed	(2,640,509)	(2,156,557)
Increase (Decrease) in Net Assets Resulting From Investor
Class Transactions	(2,548,453)	238,919
Institutional Class(2):
Proceeds from shares sold	109,214	1,539,228
Proceeds from reinvestment of distributions	–	1,917,717
Payments for shares redeemed	(3,083,001)	(6,693,339)
Increase (Decrease) in Net Assets Resulting From Institutional
Class Transactions	(2,973,787)	(3,236,394)
Net Increase (Decrease) in Net Assets Resulting From Capital
Share Transactions	(5,522,240)	(2,997,475)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,376,682) (13,899,988)
NET ASSETS:
Beginning of period	34,103,189	48,003,177
End of period	$ 29,726,507	34,103,189

(1) Prior to August 8, 2022, the Investor Class was previously known as Class A.

(2) Prior to August 8, 2022, the Institutional Class was previously known as Class I.

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Financial Highlights

(For a Fund share outstanding throughout the periods)

Investor Class(1)
	Six Months
	Ended
	October 31,
	2023	Year Ended	Year Ended
	(Unaudited)	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$ 4.95	$ 6.51	$ 9.39
Investment operations:
Net investment income (loss)(2)	(0.01)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.14	(0.94)	(0.92)
Total from investment operations	0.13	(0.96)	(0.99)
Less distributions from:
Net investment income	–	–	(1.89)
Net realized gain	–	(0.60)	–
Return of capital	–	–(7)	–
Total distributions	–	(0.60)	(1.89)
NET ASSET VALUE, END OF PERIOD	$ 5.08	$ 4.95	$ 6.51
TOTAL RETURN(3)(5)	2.63%	-14.76%	-15.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,784	$16,855	$21,825
Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.85%(6)	1.96%(6)	1.78%
After expense reimbursement(4)	1.10%(6)	1.10%(6)	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement(4)	-0.44%	-0.45%	-0.84%
Portfolio turnover rate(3)	39%	49%	38%

(1)	Prior to August 8, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower. Total return does not reflect the impact of the maximum front-end sales load of 5.00% in effect prior to August 8, 2022. If reflected, the return would be lower.
(6)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
(7)	Amount is less than $0.005 per share.

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Financial Highlights (Continued)

(For a Fund share outstanding throughout the periods)

Year Ended	Year Ended	Year Ended
April 30, 2021	April 30, 2020	April 30, 2019

$ 6.74	$ 7.73	$ 8.60

(0.04)	(0.03)	(0.02)
3.85	0.27	0.79
3.81	0.24	0.77

(1.16)	(1.23)	(1.64)
–	–	–
–	–	–
(1.16)	(1.23)	(1.64)
$ 9.39	$ 6.74	$ 7.73
60.14%	2.11%	12.62%

$ 33,768	$22,395	$17,375

1.82%	1.94%	1.69%
1.10%	1.10%	1.10%

-0.56%	-0.43%	-0.23%
66%	58%	51%

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Financial Highlights (Continued)

(For a Fund share outstanding throughout the periods)

Institutional Class(1)
	Six Months
	Ended
	October 31,
	2023	Year Ended	Year Ended
	(Unaudited)	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$ 5.49	$ 7.13	$ 10.09
Investment operations:
Net investment income (loss)(2)	(0.01)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	0.16	(1.03)	(1.01)
Total from investment operations	0.15	(1.04)	(1.07)
Less distributions from:
Net investment income	–	–	(1.89)
Net realized gain	–	(0.60)	–
Return of capital	–	–(6)	–
Total distributions	–	(0.60)	(1.89)
NET ASSET VALUE, END OF PERIOD	$ 5.64	$ 5.49	$ 7.13
TOTAL RETURN(3)(5)	2.73%	-14.59%	-14.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,942	$17,248	$26,178
Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.60%(7)	1.71%(7)	1.54%
After expense reimbursement(4)	0.85%(7)	0.85%(7)	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement(4)	-0.19%	-0.20%	-0.59%
Portfolio turnover rate(3)	39%	49%	38%

(1)	Prior to August 8, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.
(6)	Amount is less than $0.005 per share.
(7)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.

See Notes to the Financial Statements

CROMWELL TRAN SUSTAINABLE FOCUS FUND

Financial Highlights (Continued)

(For a Fund share outstanding throughout the periods)

Year Ended	Year Ended	Year Ended
April 30, 2021	April 30, 2020	April 30, 2019

$ 7.16	$ 8.12	$ 8.93

(0.03)	(0.01)	– (6)
4.12	0.28	0.83
4.09	0.27	0.83

(1.16)	(1.23)	(1.64)
–	–	–
–	–	–
(1.16)	(1.23)	(1.64)
$ 10.09	$ 7.16	$ 8.12
60.55%	2.40%	12.85%

$28,590	$18,045	$23,167

1.58%	1.68%	1.44%
0.85%	0.85%	0.85%

-0.31%	-0.16%	0.02%
66%	58%	51%

See Notes to the Financial Statements

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited)

1. ORGANIZATION

Total Fund Solution (the “Trust”) was organized as a Delaware statutory trust on July 29, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cromwell Tran Sustainable Focus Fund (the “Fund”) is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On August 8, 2022, the Fund acquired all the assets and liabilities of the Tran Capital Focused Fund (the “Predecessor Fund”), a series of FundVantage Trust, in a non-taxable exchange for shares of the Fund, which would be distributed pro rata by the Predecessor Fund to its shareholders, in complete liquidation and termination of the Predecessor Fund.

The Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve principal preservation and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to August 8, 2022) and Institutional Class (previously known as Class I, prior to August 8, 2022), each of which commenced operations on September 6, 2007. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended October 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended October 31, 2023, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended April 30, 2020.

Security Transactions, Investment Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at annual rate of 0.25% of Investor Class shares (See Note 5). Trust expenses are typically allocated evenly among the Funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the a Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation adjustment or factor can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Short-Term Vehicles – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent money market funds are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued at fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees (the “Board”).These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,854,466	$—	$—	$28,854,466
Total Investments in Securities	$28,854,466	$—	$—	$28,854,466

Refer to the Schedule of Investments for further information on the classification of investments.

For the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Cromwell Investment Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Fund. For its services, the Fund pays the Adviser a monthly management fee based upon the average daily net assets of the Fund at the following annual rate:

Fund	Rate
Cromwell Tran Sustainable Focus Fund	0.85%

The Adviser has engaged Tran Capital Management (“Tran”) as the sub-adviser of the Fund. Subject to the supervision of the Adviser, Tran is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to Tran by the Adviser.

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

Prior to August 8, 2022, Tran served as the investment adviser of the Predecessor Fund. Tran was entitled to receive an annual advisory fee based on the average daily net assets of the Predecessor Fund of 0.85%.

The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding any front-end contingent deferred loads, taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquiring fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Fund):

Fund	Rate
Cromwell Tran Sustainable Focus Fund – Investor Class	1.10%
Cromwell Tran Sustainable Focus Fund – Institutional Class	0.85%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	August 2025 - April 2026	May 2026 - October 2026
Cromwell Tran Sustainable Focus Fund	$237,031	$124,345

Prior to August 8, 2022, Tran had contractually agreed to limit its fees or reimburse expenses (excluding Rule 12b-1 fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to ensure total annual operating expenses did not exceed 0.85% of the average daily net assets of the Predecessor Fund. Waived fees and reimbursed expenses subject to potential recovery during the months that Tran served as investment manager are eligible for recoupment.

Prior to August 8, 2022, Bank of New York Mellon (“BNYM”), was the Administrator, Fund Accountant and Transfer Agent for the Predecessor Fund.

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.

Fees paid by the Fund for administration and fund accounting, transfer agency, custody and compliance services for the period ended October 31, 2023, are disclosed in the Statement of Operations.

5. DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended October 31, 2023, the Investor Class of the Fund incurred expenses pursuant to the Plan as follows:

Cromwell Tran Sustainable Focus Fund
Investor Class	$20,072

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Cromwell Tran Sustainable Focus Fund
	Period Ended	Year Ended
	October 31, 2023	April 30, 2023
Investor Class(1):
Shares sold	17,629	137,034
Shares issued in reinvestment of distributions	—	327,055
Shares redeemed	(514,975)	(406,757)
Net increase (decrease)	(497,346)	57,332
Institutional Class(2):
Shares sold	18,485	248,795
Shares issued in reinvestment of distributions	—	346,784
Shares redeemed	(513,807)	(1,123,296)
Net increase (decrease)	(495,322)	(527,717)
Net increase (decrease) in capital shares	(992,668)	(470,385)

(1) Prior to August 8, 2022, the Investor Class was previously known as Class A.

(2) Prior to August 8, 2022, the Institutional Class was previously known as Class I.

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2023, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Cromwell Tran Sustainable Focus Fund	$ —	$ —	$12,654,647	$18,227,954

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2023, were as follows:

			Net Unrealized
	Aggregate Gross	Aggregate Gross	Appreciation	Federal
Fund	Appreciation	Depreciation	(Depreciation)	Income Tax Cost
Cromwell Tran
Sustainable Focus Fund	$6,826,454	$(3,648,610)	$3,177,844	$30,971,665

At April 30, 2023, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other Net Unrealized		Total
	Ordinary	Long-Term	Accumulated	Appreciation	Distributable
Fund	Income	Capital Gains	Gains (Losses)	(Depreciation)	Earnings
Cromwell Tran
Sustainable Focus Fund	$—	$—	$(2,588,129)	$3,177,844	$589,715

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

As of April 30, 2023, the Fund had short-term capital losses of $2,545,118, which will be carried forward indefinitely to offset future realized capital gains.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2023, the Fund did not defer any post-October losses. The Fund deferred, on a tax basis, qualified late year losses of $43,011.

The tax character of distributions paid during the years ended April 30, 2023 and April 30, 2022, were as follows:

	Ordinary	Long-Term	Return of
Fund	Income*	Capital Gains	Capital	Total
Cromwell Tran Sustainable Growth Fund
2023	$—	$4,058,988	$61	$4,059,049
2022	$129,697	$11,617,064	$—	$11,746,761

* For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2023, the Fund made the following permanent book-to-tax reclassifications:

	Distributable Earnings/
Fund	(Accumulated Deficit)	Paid-in Capital
Cromwell Tran Sustainable Focus Fund	$224,581	$(224,581)

9. CREDIT AGREEMENT

Effective July 12, 2022, the Trust established an unsecured line of credit (“LOC”) in the amount of $50,000,000, 20% of a Fund’s gross market value, or 33.33% of the unencumbered assets of a Fund, whichever is less. The LOC matures, unless renewed, on July 9, 2024. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs. Interest on this agreement is charged at the prime rate and is reflected as the Interest expense line item on the Statement of Operations. The LOC is with the Custodian. The Funds of the Trust have authorized the Custodian to charge any of the accounts

CROMWELL FUNDS

Notes to the Financial Statements

October 31, 2023 (Unaudited) — (Continued)

of the Funds for any missed payments. As of October 31, 2023, the Fund had no outstanding borrowings under this agreement. As of October 31, 2023, the Fund’s activity under the LOC was as follows:

	Average			Period
	Principal	Average	Maximum Loan	Maximum Loan
Fund	Balance	Interest Rate	Outstanding	was Outstanding
Cromwell Tran Sustainable
Focus Fund	$433,833	8.31%	$1,328,000	September 5, 2023

10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

11. OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

12. SUBSEQUENT EVENT

Management has performed an evaluation of subsequent events through the date of the financial statements were issued. Effective November 1, 2023, the Fund will change its fiscal year end from April 30 to December 31. No additional items require recognition or disclosure.

CROMWELL FUNDS

Approval of Investment Advisory Agreements

October 31, 2023 (Unaudited)

At a meeting held on June 29, 2023, the Board (which is comprised of four persons, three of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Total Fund Solution (the “Trust”) and Cromwell Investment Advisors, LLC (the “Adviser”) and the Sub-Advisory Agreement (“Sub-Advisory Agreement;” and together with the Advisory Agreement, the “Advisory Agreements”) between the Trust, the Adviser, and Tran Capital Management, L.P. (the “Sub-Adviser”) on behalf of the Cromwell Tran Sustainable Focus Fund (the “Fund”). At the meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.	THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER AND SUB-ADVISER UNDER THE ADVISORY AGREEMENTS.

The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance records, as well as the Adviser and Sub-Adviser’s cybersecurity program, liquidity risk management programs, business continuity plans, and risk management processes. The Board further considered its knowledge of the Adviser and Sub-Adviser’s operations, and noted that during the course of the prior year, the Trustees had met with certain personnel of the Adviser and Sub-Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. With respect to the Sub-Adviser, the Board took into account the Adviser’s ongoing due diligence, evaluation and recommendation that the Sub-Adviser be approved to continue managing the Fund. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth

CROMWELL FUNDS

Approval of Investment Advisory Agreements

October 31, 2023 (Unaudited) — (Continued)

of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.	THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER AND SUB-ADVISER. In assessing the quality of the portfolio management delivered by the Sub-Adviser, the Board reviewed the short-term and long-term performance of the Fund as of periods ended May 31, 2023, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification.

While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmark, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund slightly underperformed the Morningstar peer group average for the one-, three-, five- and ten-year periods ended May 31, 2023. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed over the one-, three-, five-, and ten-year periods ended March 31, 2023.

3.	THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISER’S FEES UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer funds.

The Board noted that the Adviser had contractually agreed to maintain the annual expense caps at 1.10% and 0.85% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively

CROMWELL FUNDS

Approval of Investment Advisory Agreements

October 31, 2023 (Unaudited) — (Continued)

(“Expense Caps”). The Board noted that the Fund’s contractual management fee and was above the average and median of its Morningstar peer group, while the total net expense ratio was in line with the average and above the median of its Morningstar peer group.

The Board concluded that, at this time, the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

4.	ECONOMIES OF SCALE. The Board also considered whether economies of scale could be realized by the Adviser as assets of the Fund grow. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse the Fund’s expenses so that the Fund does not exceed its specified Expense Caps.
5.	THE PROFITS TO BE REALIZED BY THE ADVISER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board discussed the likely overall profitability of the Adviser and Sub-Adviser from managing the Fund. In assessing possible profitability, the Trustees reviewed the Adviser and Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Adviser from advising the Fund, including Rule 12b-1 distribution fees. In particular, the Trustees discussed and considered the fall-out benefits that the Adviser may receive from the Fund. The Trustees concluded that the Adviser and Sub-Adviser’s profit from managing the Fund was not excessive and, after review of relevant financial information, the Adviser and Sub-Adviser have adequate capitalization to maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for the Fund and its shareholders.

CROMWELL FUNDS

Trustees and Officers

October 31, 2023 (Unaudited)

Number
			of	Principal
			Portfolios	Occupation(s)
		Term of Office	in Trust	During the	Other Directorships Held
Name, Address and	Position(s) Held	and Length of	Overseen	Past Five	by Trustee During the
Year of Birth	with the Trust	Time Served	by Trustee	Years	Past Five Years
Independent Trustees
R. Alastair Short	Trustee and Lead	Indefinite Term;	5	President,	Independent Director of
615 E. Michigan Street	Independent	Since September		Apex Capital	Contingency Capital LLC
Milwaukee, WI 53202		2021		Corporation	(a multi-product asset
Year of Birth: 1953				(personal	manager that sponsors
				investment	and manages litigation
				vehicle).	finance related investment
funds) from 2021 to
present; Trustee, VanEck
Funds (mutual fund,
13 series) from 2004 to
present; Trustee, VanEck
Vectors ETF Trust (mutual
fund, 98 series); Trustee,
VanEck VIP Trust (mutual
fund, 7 series); Chairman
and Independent
Director, EULAV Asset
Management; Trustee,
Kenyon Review; Trustee,
Children’s Village.
Thomas F. Mann	Trustee	Indefinite Term;	5	Private	Director, Virtus Global
615 E. Michigan Street		Since September		Investor (2012	Multi-Sector Income
Milwaukee, WI 53202		2021		to present).	Fund from 2011 to 2016;
Year of Birth: 1950					Director, Virtus Total
Return Fund and Virtus
Alternative Solutions
Fund from 2012 to 2016;
Trustee, Trust for Advisor
Solutions/ Hatteras
Alternative Mutual Funds
Trust (mutual fund)
from 2002 to 2019;
Hatteras Closed End Core
Institutional Funds from
2009 to present.

CROMWELL FUNDS

Trustees and Officers

October 31, 2023 (Unaudited) — (Continued)

Number
			of	Principal
			Portfolios	Occupation(s)
		Term of Office	in Trust	During the	Other Directorships Held
Name, Address and	Position(s) Held	and Length of	Overseen	Past Five	by Trustee During the
Year of Birth	with the Trust	Time Served	by Trustee	Years	Past Five Years
Independent Trustees (Continued)
Sanjeev Handa	Trustee	Indefinite Term;	5	Managing	Independent Trustee,
615 E. Michigan Street		Since June 2023		Member, Old	Vertical Capital Income
Milwaukee, WI 53202				Orchard Lane,	Fund from 2023 to
Year of Birth: 1961				LLC (2014	present; Independent
				- present);	Trustee, Alt Private Equity
				Adjunct	Access Fund from 2023
				Professor	to 2023; Advisory Board
				of Finance,	Member, White Oak
				Fairfield	Partners from 2021 to
				University	present; Independent
				(2020 -	Director, OHA CLO
				present).	Enhanced Equity II
Genpar LLP from 2021 to
present; Carlyle Tactical
Private Credit Fund from
2017 to present.

Number
of
			Portfolios	Principal
		Term of Office	in Trust	Occupation(s)	Other Directorships
Name, Address and	Position(s) Held	and Length of	Overseen	During the Past	Held by Trustee During
Year of Birth	with the Trust	Time Served	by Trustee	Five Years	the Past Five Years
Interested Trustee and Officers
Michael Weckwerth	Trustee.	Indefinite Term;	5	Senior Vice	Chairman and Interested
615 E. Michigan Street	Chairman, and	Since September		President,	Trustee, Trust for Advisor
Milwaukee, WI 53202	President	2021		U.S. Bank	Solutions/ Hatteras
Year of Birth: 1973				Global Fund	Alternative Mutual Funds
				Services (1996 -	Trust (mutual fund) from
				present).	2016 to 2018.
Elaine E. Richards	Secretary and	Indefinite Term;	N/A	Senior Vice	N/A
615 E. Michigan Street	Vice President	Since September		President,
Milwaukee, WI 53202		2021		U.S. Bank
Year of Birth: 1968				Global Fund
Services (2007 -
present).
Kyle L. Kroken	Treasurer and	Indefinite Term;	N/A	Vice President,	N/A
615 E. Michigan Street	Vice President	Since November		U.S. Bank
Milwaukee, WI 53202		2022		Global Fund
Year of Birth: 1986				Services
(2009-present).

CROMWELL FUNDS

Trustees and Officers

October 31, 2023 (Unaudited) — (Continued)

Number
of
			Portfolios	Principal
		Term of Office	in Trust	Occupation(s)	Other Directorships
Name, Address and	Position(s) Held	and Length of	Overseen	During the Past	Held by Trustee During
Year of Birth	with the Trust	Time Served	by Trustee	Five Years	the Past Five Years
Interested Trustee and Officers (Continued)
Gazala Khan	Vice President,	Indefinite Term;	N/A	Vice	N/A
615 E. Michigan St.	Chief	Since July 2023		President and
Milwaukee, WI 53202	Compliance			Compliance
Year of Birth: 1957	Officer, and			Officer,
	Anti-Money			U.S.Bank
	Laundering			Global Fund
	Officer			Services since
July 2022; Chief
Compliance
Officer
Matthews Asia
Fund (May
2019-July
2022); Chief
Compliance
Officer GS
Trust/VIT (June
2009- May
2019); Vice
President
GSAM (May
2005-June
2009); Staff
Accountant,
SEC Office of
Compliance
Inspection and
Examination
(1999-2005).

CROMWELL FUNDS

Additional Information

October 31, 2023 (Unaudited)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-625-7333.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-625-7333. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-625-7333, or (2) on the SEC’s website at www.sec.gov.

TAX INFORMATION

For the year ended April 30, 2023, the Fund designated 0.00% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended April 30, 2023, for the Fund 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended April 30, 2023, the Fund designated 0.00% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

CROMWELL FUNDS
Privacy Notice
October 31, 2023 (Unaudited)

The Fund collects non-public personal information about you from the following sources:

• information the Fund receives about you on applications or other forms;

• information you give the Fund orally; and/or

• information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and requires third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

CROMWELL FUNDS
October 31, 2023 (Unaudited)

INVESTMENT ADVISER

Cromwell Investment Advisors, LLC
810 Gleneagles Court, Suite 106
Baltimore, MD 21286

SUB-ADVISER

Tran Capital Management L.P.
1000 Fourth Street, Suite 800
San Rafael, CA 94901

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-625-7333.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Fund Solution

By (Signature and Title)* /s/ Michael J. Weckwerth

Michael J. Weckwerth

President, Principal Executive Officer, Chairperson and Interested Trustee

Date 1/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Weckwerth

Michael J. Weckwerth

President, Principal Executive Officer, Chairperson and Interested Trustee

Date 1/3/2024

By (Signature and Title)* /s/ Kyle L. Kroken

Kyle L. Kroken

Treasurer, Principal Financial and Accounting Officer

Date 1/3/2024